Condensed Statement of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2015	$ 269	$ 9,731	$ (787,201)	$ (777,201)
Balance, shares at Dec. 31, 2015	2,688,334
Contributed capital by founders		3,225		3,225
Sale of common stock to employees and affiliates, including $599,499 as compensation expense	$ 85	609,575		609,660
Sale of common stock to employees and affiliates, including $599,499 as compensation expense, shares	846,750
Sale of common stock to unrelated parties	$ 6	366,494		366,500
Sale of common stock to unrelated parties, shares	61,083
Issuance of common shares for debt settlement	$ 8	499,992		500,000
Issuance of common shares for debt settlement, shares	83,333
Issuance of warrants to third parties for capital raise		109,965		109,965
Net loss			(4,732,331)	(4,732,331)
Balance at Dec. 31, 2016	$ 368	1,598,982	(5,519,532)	(3,920,182)
Balance, shares at Dec. 31, 2016	3,679,500
Stock-based compensation expense		112,215		112,215
Net loss			(5,941,457)	(5,941,457)
Balance at Dec. 31, 2017	$ 368	1,711,197	(11,460,989)	(9,749,424)
Balance, shares at Dec. 31, 2017	3,679,500
Issuance of warrants to third parties for capital raise		567,450		567,450
Stock-based compensation expense		56,108		56,108
Net loss			(4,128,941)	(4,128,941)
Balance at Jun. 30, 2018	$ 368	$ 2,334,755	$ (15,589,930)	$ (13,254,807)
Balance, shares at Jun. 30, 2018	3,679,500